CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 5(b)

Delinquency Summary
Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	532	23.96%
Delinquency, No Missing Data	1665	75.00%
No Delinquency, At Least One Month Missing	12	0.54%
Delinquency, At Least One Month Missing	11	0.50%
Total	2220	100.00%